QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Operating Results Of Company

The following table presents selected unaudited quarterly operating results of the Company for 2012 and 2011, and the audited results of the Company for the years ended December 31, 2012 and 2011.

	First	Second	Third	Fourth	Year
	(Amounts in millions, except per share amounts and stock prices)
Year ended December 31, 2012:
Net sales	$1,740	$1,685	$1,586	$1,578	$6,590
Gross margin	277	257	215	169	919
(Loss) income from continuing operations, attributable to Federal-Mogul	35	(55)	—	(77)	(96)
(Loss) from discontinued operations, net of tax	(3)	(4)	(11)	(3)	(21)
Net (loss) income attributable to Federal-Mogul*	32	(59)	(11)	(80)	(117)

Net (loss) income per common share attributable to Federal-Mogul – basic:
(Loss) income from continuing operations	$0.35	$(0.56)	$—	$(0.78)	$(0.97)
(Loss) from discontinued operations	(0.03)	(0.04)	(0.11)	(0.03)	(0.21)

Net (loss) income attributable to Federal-Mogul*	$0.32	$(0.60)	$(0.11)	$(0.81)	$(1.18)

Net (loss) income per common share attributable to Federal-Mogul – diluted:
(Loss) income from continuing operations	$0.35	$(0.56)	$—	$(0.78)	$(0.97)
(Loss) from discontinued operations	(0.03)	(0.04)	(0.11)	(0.03)	(0.21)

Net (loss) income attributable to Federal-Mogul*	$0.32	$(0.60)	$(0.11)	$(0.81)	$(1.18)

Weighted avg. shares outstanding – basic (in millions)	98.9	98.9	98.9	98.9	98.9
Weighted avg. shares outstanding – diluted (in millions)	99.4	99.4	99.4	99.4	99.4

Stock price:
High	$17.97	$17.20	$11.79	$10.18
Low	$14.80	$9.96	$8.67	$6.90

Dividend per share	—	—	—	—

*	The Company’s results were impacted by the following:

•	Quarter ended December 31, 2012: The Company recognized adjustment of assets to fair value of $20 million, partially offset by $5 million of tax benefit.

•

Quarter ended September 30, 2012: The Company recognized adjustment of assets to fair value of $46 million, partially offset by $7 million of tax benefit. This net charge was more than offset by the Company’s recognition of a $51 million OPEB curtailment gain with no tax impact.

•	Quarter ended June 30, 2012: The Company recognized adjustment of assets to fair value of $119 million, partially offset by $15 million of tax benefit.

	First	Second	Third	Fourth	Year
	(Amounts in millions, except per share amounts and stock prices)
Year ended December 31, 2011:
Net sales	$1,699	$1,773	$1,711	$1,633	$6,816
Gross margin	278	298	264	248	1,088
(Loss) income from continuing operations, attributable to Federal-Mogul (Loss) income from continuing operations, net of tax	53	66	36	(236)	(82)
(Loss) from discontinued operations, net of tax	(2)	(2)	(2)	(3)	(8)
Net (loss) income attributable to Federal-Mogul*	51	64	34	(239)	(90)

Net (loss) income per common share attributable to Federal-Mogul – basic:
(Loss) income from continuing operations	$0.54	$0.67	$0.36	$(2.39)	$(0.83)
(Loss) from discontinued operations	(0.02)	(0.02)	(0.02)	(0.03)	(0.08)

Net (loss) income attributable to Federal-Mogul*	$0.52	$0.65	$0.34	$(2.42)	$(0.91)

Net (loss) income per common share attributable to Federal-Mogul – diluted:
(Loss) income from continuing operations	$0.53	$0.66	$0.36	$(2.39)	$(0.83)
(Loss) from discontinued operations	(0.02)	(0.02)	(0.02)	(0.03)	(0.08)

Net (loss) income attributable to Federal-Mogul*	$0.51	$0.64	$0.34	$(2.42)	$(0.91)

Weighted avg. shares outstanding – basic (in millions)	98.9	98.9	98.9	98.9	98.9
Weighted avg. shares outstanding – diluted (in millions)	99.7	99.8	99.4	99.4	99.4

Stock price:
High	$26.00	$27.20	$23.99	$19.28
Low	$18.91	$19.61	$14.11	$13.06

Dividend per share	—	—	—	—

*	The Company’s results were impacted by the following:

•	Quarter ended December 31, 2011: The Company recognized adjustment of assets to fair value of $304 million, partially offset by $14 million of tax benefit.